COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
COMMITMENTS AND CONTINGENCIES
Operating lease expense	$ 132	$ 144	$ 146
2013	123
2014	101
2015	79
2016	59
2017	39
Thereafter	81
Total	482
Future minimum rentals from subleases to be received	$ 18